INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
5. INTANGIBLE ASSETS
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of September 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$97,181	$—	$97,181

Total intangible assets	$97,181	$—	$97,181

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

During the third quarter of 2021, the Company was granted a
non-exclusive
and
non-transferable
license to intellectual property that will be used to adapt, further develop and assemble fuel cell power modules (“FCPMs”) for use in the production of fuel cell electric vehicles (“FCEV”). The license was accounted for as an asset acquisition and the accumulated cost of the license was determined to be 40 million euros or $47.2 million. As of September 30, 2021, the Company recognized 10 million euros or $11.6 million in accrued expenses and other current liabilities and 30 million euros or $34.7 million in other long-term liabilities related to the payments for the license, which will be made in four installments from 2022 through 2023. The Company will amortize the license beginning at the start of production for FCEVs. As of September 30, 2021, the Company has not started amortizing the license.

Amortization expense for the three and nine months ended September 30, 2021 and 2020 was not material. The Company will begin amortization of the $50.0 million intellectual property license for the
S-Way
platform obtained from Iveco at the start of production. As of September 30, 2021, production has not commenced.

6. Intangible Assets, Net
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

	As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
In-process R&D	$12,110	$—	$12,110
Trademarks	394	(71)	323
Licenses	50,150	(70)	50,080

Total intangible assets	$62,654	$(141)	$62,513

Amortization expense for the years ended December 31, 2020, 2019, and 2018 was immaterial.

For the year ended December 31, 2020, the Company expensed $12.1 million of in-process
R&D and $0.3 million of trademarks, net of accumulated amortization, previously included in intangible assets to impairment expense on the consolidated statements of operations. These assets were related to the Powersports business unit whose operations ceased in the fourth quarter of 2020. The Company had no impairment expense for the years ended December 31, 2019 and 2018.
As part of the Series D financing, the Company was granted a non-exclusive
and
non-transferable
license to intellectual property used in the Iveco
S-WAY
Platform and Product, which is the cab over engine truck manufactured by Iveco S.p.A (“Iveco”), a wholly-owned subsidiary of CNH Industrial N.V. (“CNHI”). The material rights under the license agreement include the non-exclusive
use of the
S-WAY
key technology to manufacture, distribute and service BEV and FCEV trucks and related components in the United States, and the ability to grant the use of the key technology to the Company’s North American sub-suppliers.
The Company intends to utilize the license solely in North America for the development of BEV and FCEV trucks. The fair value of the license was determined to be $50.0 million. In exchange for the license, the Company issued 5,132,291 shares of Series D redeemable convertible preferred stock to CNHI and its affiliates. The Company will amortize the license using a straight-line method over a
7-year
useful life, beginning at the start of commercial production, as it reflects the period over which the sales of BEV and FCEV trucks utilizing Iveco
S-WAY
platform are expected to contribute to the Company’s cash flows. As of December 31, 2020, the Company has not started amortizing the license.
Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years Ended December 31,	Amortization
2021	$1,816
2022	7,163
2023	7,143
2024	7,143
2025	7,143
Thereafter	19,642

Total	$50,050